Condensed Consolidating Guarantor Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Condensed Consolidating Guarantor And Non Guarantor Financial Information [Abstract]
Condensed Consolidating Guarantor Financial Information

Note 18: Condensed Consolidating Guarantor Financial Information

In October 2013, Hilton Worldwide Finance LLC and Hilton Worldwide Finance Corp. (the “Subsidiary Issuers”), entities formed in August 2013 which are 100% owned by Hilton Worldwide Holdings Inc. (the “Parent”), issued $1.5 billion of 5.625% senior notes due in 2021 (the “Senior Notes”). The obligations of the Subsidiary Issuers are guaranteed jointly and severally on a senior unsecured basis by the Parent, and certain of the Parent’s 100% owned domestic restricted subsidiaries (the “Guarantors”). The indenture that governs the Senior Notes provides that any subsidiary of the Company that provides a guarantee of the Senior Secured Credit Facility will guarantee the Senior Notes. None of our foreign subsidiaries or U.S. subsidiaries owned by foreign subsidiaries or conducting foreign operations, our non-wholly owned subsidiaries, our subsidiaries that secure the CMBS Loan and $589 million in mortgage loans, or certain of our special purpose subsidiaries formed in connection with our Timeshare Facility and Securitized Timeshare Debt guarantee the Senior Notes (collectively, the “Non-Guarantors”).

The guarantees are full and unconditional, subject to certain customary release provisions. The indenture that governs the Senior Notes provides that any Guarantor may be released from its guarantee so long as: (a) the subsidiary is sold or sells all of its assets; (b) the subsidiary is released from its guaranty under the Senior Secured Credit Facility; (c) the subsidiary is declared “unrestricted” for covenant purposes; or (d) the requirements for legal defeasance or covenant defeasance or to discharge the indenture have been satisfied.

The following schedules present the condensed consolidated financial information as of September 30, 2014 and December 31, 2013 and for the nine months ended September 30, 2014 and 2013, for the Parent, Subsidiary Issuers, Guarantors and Non-Guarantors.

	September 30, 2014
	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$235	$308	$—	$543
Restricted cash and cash equivalents	—	—	196	92	—	288
Accounts receivable, net	—	—	478	384	—	862
Inventories	—	—	326	24	—	350
Deferred income tax assets	—	—	6	17	—	23
Current portion of financing receivables, net	—	—	37	19	—	56
Current portion of securitized financing receivables, net	—	—	—	64	—	64
Prepaid expenses	—	—	34	138	—	172
Other	—	—	29	27	—	56

Total current assets	—	—	1,341	1,073	—	2,414

Property, Investments and Other Assets:
Property and equipment, net	—	—	323	8,801	—	9,124
Financing receivables, net	—	—	235	146	—	381
Securitized financing receivables, net	—	—	—	433	—	433
Investments in affiliates	—	—	123	51	—	174
Investments in subsidiaries	4,961	11,708	5,269	—	(21,938)	—
Goodwill	—	—	3,847	2,338	—	6,185
Brands	—	—	4,405	582	—	4,987
Management and franchise contracts, net	—	—	1,039	307	—	1,346
Other intangible assets, net	—	—	475	220	—	695
Deferred income tax assets	22	—	—	195	(22)	195
Other	—	95	124	171	—	390

Total property, investments and other assets	4,983	11,803	15,840	13,244	(21,960)	23,910

TOTAL ASSETS	$4,983	$11,803	$17,181	$14,317	$(21,960)	$26,324

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$—	$64	$1,246	$693	$—	$2,003
Current maturities of long-term debt	—	—	—	3	—	3
Current maturities of non-recourse debt	—	—	—	124	—	124
Income taxes payable	—	—	—	10	—	10

Total current liabilities	—	64	1,246	830	—	2,140
Long-term debt	—	6,776	54	4,294	—	11,124
Non-recourse debt	—	—	—	813	—	813
Deferred revenues	—	—	540	4	—	544
Deferred income tax liabilities	—	2	2,241	2,916	(22)	5,137
Liability for guest loyalty program	—	—	637	—	—	637
Other	193	—	755	231	—	1,179

Total liabilities	193	6,842	5,473	9,088	(22)	21,574
Equity:
Total Hilton stockholders’ equity	4,790	4,961	11,708	5,269	(21,938)	4,790
Noncontrolling interests	—	—	—	(40)	—	(40)

Total equity	4,790	4,961	11,708	5,229	(21,938)	4,750

TOTAL LIABILITIES AND EQUITY	$4,983	$11,803	$17,181	$14,317	$(21,960)	$26,324

	December 31, 2013
	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$329	$265	$—	$594
Restricted cash and cash equivalents	—	—	194	72	—	266
Accounts receivable, net	—	—	426	305	—	731
Inventories	—	—	370	26	—	396
Deferred income tax assets	—	—	6	17	—	23
Current portion of financing receivables, net	—	—	38	56	—	94
Current portion of securitized financing receivables, net	—	—	—	27	—	27
Prepaid expenses	—	—	15	133	—	148
Other	—	—	101	26	(23)	104

Total current assets	—	—	1,479	927	(23)	2,383

Property, Investments and Other Assets:
Property and equipment, net	—	—	341	8,717	—	9,058
Financing receivables, net	—	—	199	436	—	635
Securitized financing receivables, net	—	—	—	194	—	194
Investments in affiliates	—	—	210	50	—	260
Investments in subsidiaries	4,528	11,942	5,253	—	(21,723)	—
Goodwill	—	—	3,847	2,373	—	6,220
Brands	—	—	4,405	608	—	5,013
Management and franchise contracts, net	—	—	1,143	309	—	1,452
Other intangible assets, net	—	—	511	240	—	751
Deferred income tax assets	21	—	—	193	(21)	193
Other	—	121	133	149	—	403

Total property, investments and other assets	4,549	12,063	16,042	13,269	(21,744)	24,179

TOTAL ASSETS	$4,549	$12,063	$17,521	$14,196	$(21,767)	$26,562

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$—	$60	$1,335	$684	$—	$2,079
Current maturities of long-term debt	—	—	—	4	—	4
Current maturities of non-recourse debt	—	—	—	48	—	48
Income taxes payable	—	—	3	31	(23)	11

Total current liabilities	—	60	1,338	767	(23)	2,142
Long-term debt	—	7,470	54	4,227	—	11,751
Non-recourse debt	—	—	—	920	—	920
Deferred revenues	—	—	674	—	—	674
Deferred income tax liabilities	—	5	2,298	2,771	(21)	5,053
Liability for guest loyalty program	—	—	597	—	—	597
Other	186	—	618	345	—	1,149

Total liabilities	186	7,535	5,579	9,030	(44)	22,286
Equity:
Total Hilton stockholders’ equity	4,363	4,528	11,942	5,253	(21,723)	4,363
Noncontrolling interests	—	—	—	(87)	—	(87)

Total equity	4,363	4,528	11,942	5,166	(21,723)	4,276

TOTAL LIABILITIES AND EQUITY	$4,549	$12,063	$17,521	$14,196	$(21,767)	$26,562

	Nine Months Ended September 30, 2014
	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Revenues
Owned and leased hotels	$—	$—	$163	$2,999	$(21)	$3,141
Management and franchise fees and other	—	—	575	546	(91)	1,030
Timeshare	—	—	777	73	—	850

	—	—	1,515	3,618	(112)	5,021
Other revenues from managed and franchised properties	—	—	2,991	300	(638)	2,653

Total revenues	—	—	4,506	3,918	(750)	7,674

Expenses
Owned and leased hotels	—	—	116	2,359	(55)	2,420
Timeshare	—	—	590	14	(40)	564
Depreciation and amortization	—	—	227	243	—	470
General, administrative and other	—	—	275	91	(17)	349

	—	—	1,208	2,707	(112)	3,803
Other expenses from managed and franchised properties	—	—	2,991	300	(638)	2,653

Total expenses	—	—	4,199	3,007	(750)	6,456

Operating income	—	—	307	911	—	1,218

Interest income	—	—	6	2	—	8
Interest expense	—	(255)	(42)	(170)	—	(467)
Equity in earnings from unconsolidated affiliates	—	—	13	3	—	16
Gain (loss) on foreign currency transactions	—	—	248	(207)	—	41
Other gain, net	—	—	6	32	—	38

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(255)	538	571	—	854

Income tax benefit (expense)	(5)	98	(213)	(211)	—	(331)

Income (loss) before equity in earnings from subsidiaries	(5)	(157)	325	360	—	523

Equity in earnings from subsidiaries	520	677	352	—	(1,549)	—

Net income	515	520	677	360	(1,549)	523
Net income attributable to noncontrolling interests	—	—	—	(8)	—	(8)

Net income attributable to Hilton stockholders	$515	$520	$677	$352	$(1,549)	$515

Comprehensive income	$381	$516	$697	$212	$(1,415)	$391
Comprehensive income attributable to noncontrolling interests	—	—	—	(10)	—	(10)

Comprehensive income attributable to Hilton stockholders	$381	$516	$697	$202	$(1,415)	$381

	Nine Months Ended September 30, 2013
	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Revenues
Owned and leased hotels	$—	$—	$146	$2,855	$(19)	$2,982
Management and franchise fees and other	—	—	425	546	(103)	868
Timeshare	—	—	779	30	—	809

	—	—	1,350	3,431	(122)	4,659
Other revenues from managed and franchised properties	—	—	2,792	247	(606)	2,433

Total revenues	—	—	4,142	3,678	(728)	7,092

Expenses
Owned and leased hotels	—	—	110	2,258	(41)	2,327
Timeshare	—	—	594	8	(57)	545
Depreciation and amortization	—	—	208	247	—	455
General, administrative and other	—	—	229	114	(24)	319

	—	—	1,141	2,627	(122)	3,646
Other expenses from managed and franchised properties	—	—	2,792	247	(606)	2,433

Total expenses	—	—	3,933	2,874	(728)	6,079

Operating income	—	—	209	804	—	1,013
Interest income	217	—	3	2	(217)	5
Interest expense	—	—	(575)	(43)	217	(401)
Equity in earnings from unconsolidated affiliates	—	—	9	2	—	11
Gain (loss) on foreign currency transactions	—	—	4	(47)	—	(43)
Other gain, net	—	—	—	5	—	5

Income (loss) before income taxes and equity in earnings from subsidiaries	217	—	(350)	723	—	590
Income tax benefit (expense)	(84)	—	141	(249)	—	(192)

Income (loss) before equity in earnings from subsidiaries	133	—	(209)	474	—	398
Equity in earnings from subsidiaries	256	—	465	—	(721)	—

Net income	389	—	256	474	(721)	398
Net income attributable to noncontrolling interests	—	—	—	(9)	—	(9)

Net income attributable to Hilton stockholders	$389	$—	$256	$465	$(721)	$389

Comprehensive income	$378	$—	$261	$472	$(710)	$401
Comprehensive income attributable to noncontrolling interests	—	—	—	(23)	—	(23)

Comprehensive income attributable to Hilton stockholders	$378	$—	$261	$449	$(710)	$378

	Nine Months Ended September 30, 2014
	Parent	Subsidiary Issuers	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by operating activities	$—	$—	$605	$501	$(207)	$899

Investing Activities:
Capital expenditures for property and equipment	—	—	(13)	(171)	—	(184)
Payments received on other financing receivables	—	—	16	2	—	18
Issuance of other financing receivables	—	—	—	(1)	—	(1)
Investments in affiliates	—	—	(6)	—	—	(6)
Distributions from unconsolidated affiliates	—	—	30	2	—	32
Proceeds from asset dispositions	—	—	6	34	—	40
Contract acquisition costs	—	—	(13)	(41)	—	(54)
Software capitalization costs	—	—	(45)	—	—	(45)

Net cash used in investing activities	—	—	(25)	(175)	—	(200)

Financing Activities:
Borrowings	—	—	—	350	—	350
Repayment of debt	—	(700)	—	(375)	—	(1,075)
Debt issuance costs	—	(6)	—	(3)	—	(9)
Change in restricted cash and cash equivalents	—	—	—	(19)	—	(19)
Intercompany transfers	—	706	(674)	(32)	—	—
Dividends paid to Guarantors	—	—	—	(207)	207	—
Capital contribution	—	—	—	13	—	13
Distributions to noncontrolling interests	—	—	—	(3)	—	(3)

Net cash used in financing activities	—	—	(674)	(276)	207	(743)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(7)	—	(7)
Net increase (decrease) in cash and cash equivalents	—	—	(94)	43	—	(51)
Cash and cash equivalents, beginning of period	—	—	329	265	—	594

Cash and cash equivalents, end of period	$—	$—	$235	$308	$—	$543

	Nine Months Ended September 30, 2013
	Parent	Subsidiary Issuers	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by operating activities	$—	$—	$592	$432	$—	$1,024

Investing Activities:
Capital expenditures for property and equipment	—	—	(15)	(152)	—	(167)
Acquisitions	—	—	—	(30)	—	(30)
Payments received on other financing receivables	—	—	3	—	—	3
Issuance of other financing receivables	—	—	(6)	(2)	—	(8)
Investments in affiliates	—	—	(4)	—	—	(4)
Distributions from unconsolidated affiliates	—	—	16	—	—	16
Contract acquisition costs	—	—	(2)	(10)	—	(12)
Software capitalization costs	—	—	(50)	—	—	(50)

Net cash used in investing activities	—	—	(58)	(194)	—	(252)

Financing Activities:
Borrowings	—	—	—	702	—	702
Repayment of debt	—	—	(1,279)	(323)	—	(1,602)
Change in restricted cash and cash equivalents	—	—	140	(26)	—	114
Intercompany transfers	—	—	566	(566)	—	—
Distributions to noncontrolling interests	—	—	—	(3)	—	(3)

Net cash used in financing activities	—	—	(573)	(216)	—	(789)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(14)	—	(14)
Net increase (decrease) in cash and cash equivalents	—	—	(39)	8	—	(31)
Cash and cash equivalents, beginning of period	—	—	542	213	—	755

Cash and cash equivalents, end of period	$—	$—	$503	$221	$—	$724

Note 29: Condensed Consolidating Guarantor Financial Information

In October 2013, Hilton Worldwide Finance LLC and Hilton Worldwide Finance Corp. (the “Subsidiary Issuers”), entities formed in August 2013 which are 100% owned by Hilton Worldwide Holdings Inc. (the “Parent”), issued the Senior Notes. The obligations of the Subsidiary Issuers are guaranteed jointly and severally on a senior unsecured basis by the Parent, and certain of the Parent’s 100% owned domestic restricted subsidiaries (the “Guarantors”). The indenture that governs the Senior Notes provides that any subsidiary of the Company that provides a guarantee of the Senior Secured Credit Facility will guarantee the Senior Notes. None of our foreign subsidiaries or U.S. subsidiaries owned by foreign subsidiaries or conducting foreign operations, our non-wholly owned subsidiaries, our subsidiaries that secure the CMBS Loan and Waldorf Astoria Loan or certain of our special purpose subsidiaries formed in connection with our Timeshare Facility and Securitized Timeshare Debt guarantee the Senior Notes (collectively, the “Non-Guarantors”).

The guarantees are full and unconditional, subject to certain customary release provisions. The indenture that governs the Senior Notes provides that any Guarantor may be released from its guarantee so long as: (a) the subsidiary is sold or sells all of its assets; (b) the subsidiary is released from its guaranty under the Senior Secured Credit Facility; (c) the subsidiary is declared “unrestricted” for covenant purposes; or (d) the requirements for legal defeasance or covenant defeasance or to discharge the indenture have been satisfied.

The following schedules present the condensed consolidated financial information as of December 31, 2013 and 2012, and the years ended December 31, 2013, 2012 and 2011, for the Parent, Subsidiary Issuers, Guarantors and Non-Guarantors.

	December 31, 2013
	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$329	$265	$—	$594
Restricted cash and cash equivalents	—	—	194	72	—	266
Accounts receivable, net	—	—	426	305	—	731
Inventories	—	—	370	26	—	396
Deferred income tax assets	—	—	6	17	—	23
Current portion of financing receivables, net	—	—	38	56	—	94
Current portion of securitized financing receivables, net	—	—	—	27	—	27
Prepaid expenses	—	—	15	133	—	148
Other	—	—	101	26	(23)	104

Total current assets	—	—	1,479	927	(23)	2,383

Property, Investments and Other Assets:
Property and equipment, net	—	—	341	8,717	—	9,058
Financing receivables, net	—	—	199	436	—	635
Securitized financing receivables, net	—	—	—	194	—	194
Investments in affiliates	—	—	210	50	—	260
Investments in subsidiaries	4,528	11,942	5,253	—	(21,723)	—
Goodwill	—	—	3,847	2,373	—	6,220
Brands	—	—	4,405	608	—	5,013
Management and franchise contracts, net	—	—	1,143	309	—	1,452
Other intangible assets, net	—	—	511	240	—	751
Deferred income tax assets	21	—	—	193	(21)	193
Other	—	121	133	149	—	403

Total property, investments and other assets	4,549	12,063	16,042	13,269	(21,744)	24,179

TOTAL ASSETS	$4,549	$12,063	$17,521	$14,196	$(21,767)	$26,562

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$—	$60	$1,335	$684	$—	$2,079
Current maturities of long-term debt	—	—	—	4	—	4
Current maturities of non-recourse debt	—	—	—	48	—	48
Income taxes payable	—	—	3	31	(23)	11

Total current liabilities	—	60	1,338	767	(23)	2,142
Long-term debt	—	7,470	54	4,227	—	11,751
Non-recourse debt	—	—	—	920	—	920
Deferred revenues	—	—	674	—	—	674
Deferred income tax liabilities	—	5	2,298	2,771	(21)	5,053
Liability for guest loyalty program	—	—	597	—	—	597
Other	186	—	618	345	—	1,149

Total liabilities	186	7,535	5,579	9,030	(44)	22,286
Equity:
Total Hilton stockholders’ equity	4,363	4,528	11,942	5,253	(21,723)	4,363
Noncontrolling interests	—	—	—	(87)	—	(87)

Total equity	4,363	4,528	11,942	5,166	(21,723)	4,276

TOTAL LIABILITIES AND EQUITY	$4,549	$12,063	$17,521	$14,196	$(21,767)	$26,562

	December 31, 2012
	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$542	$213	$—	$755
Restricted cash and cash equivalents	—	—	496	54	—	550
Accounts receivable, net	—	—	414	305	—	719
Intercompany interest receivable(1)	98	—	—	—	(98)	—
Inventories	—	—	395	20	—	415
Deferred income tax assets	—	—	64	12	—	76
Current portion of financing receivables, net	—	—	119	—	—	119
Prepaid expenses	—	—	22	131	—	153
Other	—	—	51	12	(23)	40

Total current assets	98	—	2,103	747	(121)	2,827

Property, Investments and Other Assets:
Property and equipment, net	—	—	359	8,838	—	9,197
Financing receivables, net	—	—	806	9	—	815
Intercompany notes receivable(1)	3,787	—	—	—	(3,787)	—
Investments in affiliates	—	—	244	47	—	291
Investments in subsidiaries	—	—	9,364	—	(9,364)	—
Goodwill	—	—	3,847	2,350	—	6,197
Brands	—	—	4,405	624	—	5,029
Management and franchise contracts, net	—	—	1,285	315	—	1,600
Other intangible assets, net	—	—	512	232	—	744
Deferred income tax assets	—	—	—	104	—	104
Other	—	—	159	103	—	262

Total property, investments and other assets	3,787	—	20,981	12,622	(13,151)	24,239

TOTAL ASSETS	$3,885	$—	$23,084	$13,369	$(13,272)	$27,066

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$—	$—	$1,253	$669	$—	$1,922
Intercompany interest payable(1)	—	—	98	—	(98)	—
Current maturities of long-term debt	—	—	357	35	—	392
Current maturities of non-recourse debt	—	—	—	15	—	15
Income taxes payable	—	—	—	43	(23)	20

Total current liabilities	—	—	1,708	762	(121)	2,349
Long-term debt	—	—	15,001	182	—	15,183
Non-recourse debt	—	—	—	405	—	405
Intercompany notes payable(1)	—	—	3,787	—	(3,787)	—
Investments in subsidiaries	1,389	—	—	—	(1,389)	—
Deferred revenues	—	—	82	—	—	82
Deferred income tax liabilities	8	—	2,495	2,445	—	4,948
Liability for guest loyalty program	—	—	503	—	—	503
Other	187	—	897	357	—	1,441

Total liabilities	1,584	—	24,473	4,151	(5,297)	24,911
Equity:
Total Hilton stockholders’ equity	2,301	—	(1,389)	9,364	(7,975)	2,301
Noncontrolling interests	—	—	—	(146)	—	(146)

Total equity	2,301	—	(1,389)	9,218	(7,975)	2,155

TOTAL LIABILITIES AND EQUITY	$3,885	$—	$23,084	$13,369	$(13,272)	$27,066

(1)	Prior to June 30, 2013, a Guarantor had intercompany notes payable to the Parent (the “Notes Payable to Parent”). Interest under the Notes Payable to Parent was accrued and added to the principal balance through the date of maturity. On June 30, 2013, the Parent made a non-cash contribution of the Notes Payable to Parent, including the accrued interest, to the Guarantor, resulting in an increase to the Guarantor’s equity.

	Year Ended December 31, 2013
	Parent	Subsidiary Issuers	Guarantors	Non- Guarantor	Eliminations	Total
	(in millions)
Revenues
Owned and leased hotels	$—	$—	$190	$3,882	$(26)	$4,046
Management and franchise fees and other	—	—	587	733	(145)	1,175
Timeshare	—	—	1,052	57	—	1,109

	—	—	1,829	4,672	(171)	6,330
Other revenues from managed and franchised properties	—	—	3,869	351	(815)	3,405

Total revenues	—	—	5,698	5,023	(986)	9,735

Expenses
Owned and leased hotels	—	—	148	3,058	(59)	3,147
Timeshare	—	—	797	12	(79)	730
Depreciation and amortization	—	—	277	326	—	603
General, administrative and other	—	—	620	161	(33)	748

	—	—	1,842	3,557	(171)	5,228
Other expenses from managed and franchised properties	—	—	3,869	351	(815)	3,405

Total expenses	—	—	5,711	3,908	(986)	8,633

Operating income (loss)	—	—	(13)	1,115	—	1,102
Interest income	217	—	7	2	(217)	9
Interest expense	—	(105)	(642)	(90)	217	(620)
Equity in earnings from unconsolidated affiliates	—	—	13	3	—	16
Gain (loss) on foreign currency transactions	—	—	35	(80)	—	(45)
Gain on debt extinguishment	—	—	229	—	—	229
Other gain, net	—	—	2	5	—	7

Income (loss) before income taxes and equity in earnings from subsidiaries	217	(105)	(369)	955	—	698
Income tax benefit (expense)	(84)	40	48	(242)	—	(238)

Income (loss) before equity in earnings from subsidiaries	133	(65)	(321)	713	—	460
Equity in earnings from subsidiaries	282	347	668	—	(1,297)	—

Net income	415	282	347	713	(1,297)	460
Net income attributable to noncontrolling interests	—	—	—	(45)	—	(45)

Net income attributable to Hilton stockholders	$415	$282	$347	$668	$(1,297)	$415

Comprehensive income	$557	$288	$417	$797	$(1,439)	$620
Comprehensive income attributable to noncontrolling interests	—	—	—	(63)	—	(63)

Comprehensive income attributable to Hilton stockholders	$557	$288	$417	$734	$(1,439)	$557

	Year Ended December 31, 2012
	Parent	Subsidiary Issuers	Guarantors	Non- Guarantor	Eliminations	Total
	(in millions)
Revenues
Owned and leased hotels	$—	$—	$181	$3,821	$(23)	$3,979
Management and franchise fees and other	—	—	459	762	(133)	1,088
Timeshare	—	—	1,081	4	—	1,085

	—	—	1,721	4,587	(156)	6,152
Other revenues from managed and franchised properties	—	—	3,643	295	(814)	3,124

Total revenues	—	—	5,364	4,882	(970)	9,276

Expenses
Owned and leased hotels	—	—	142	3,141	(53)	3,230
Timeshare	—	—	827	4	(73)	758
Depreciation and amortization	—	—	251	299	—	550
Impairment losses	—	—	13	41	—	54
General, administrative and other	—	—	342	148	(30)	460

	—	—	1,575	3,633	(156)	5,052
Other expenses from managed and franchised properties	—	—	3,643	295	(814)	3,124

Total expenses	—	—	5,218	3,928	(970)	8,176

Operating income	—	—	146	954	—	1,100
Interest income	403	—	7	8	(403)	15
Interest expense	—	—	(916)	(56)	403	(569)
Equity in earnings (losses) from unconsolidated affiliates	—	—	(12)	1	—	(11)
Gain on foreign currency transactions	—	—	12	11	—	23
Other gain, net	—	—	6	9	—	15

Income (loss) before income taxes and equity in earnings from subsidiaries	403	—	(757)	927	—	573
Income tax benefit (expense)	(155)	—	312	(371)	—	(214)

Income (loss) before equity in earnings from subsidiaries	248	—	(445)	556	—	359
Equity in earnings from subsidiaries	104	—	549	—	(653)	—

Net income	352	—	104	556	(653)	359
Net income attributable to noncontrolling interests	—	—	—	(7)	—	(7)

Net income attributable to Hilton stockholders	$352	$—	$104	$549	$(653)	$352

Comprehensive income	$435	$—	$126	$631	$(736)	$456
Comprehensive income attributable to noncontrolling interests	—	—	—	(21)	—	(21)

Comprehensive income attributable to Hilton stockholders	$435	$—	$126	$610	$(736)	$435

	Year Ended December 31, 2011
	Parent	Subsidiary Issuers	Guarantors	Non- Guarantor	Eliminations	Total
	(in millions)
Revenues
Owned and leased hotels	$—	$—	$171	$3,751	$(24)	$3,898
Management and franchise fees and other	—	—	383	756	(125)	1,014
Timeshare	—	—	940	4	—	944

	—	—	1,494	4,511	(149)	5,856
Other revenues from managed and franchised properties	—	—	3,521	196	(790)	2,927

Total revenues	—	—	5,015	4,707	(939)	8,783

Expenses
Owned and leased hotels	—	—	140	3,124	(51)	3,213
Timeshare	—	—	731	4	(67)	668
Depreciation and amortization	—	—	246	318	—	564
Impairment losses	—	—	8	12	—	20
General, administrative and other	—	—	301	146	(31)	416

	—	—	1,426	3,604	(149)	4,881
Other expenses from managed and franchised properties	—	—	3,521	196	(790)	2,927

Total expenses	—	—	4,947	3,800	(939)	7,808

Operating income	—	—	68	907	—	975
Interest income	359	—	7	4	(359)	11
Interest expense	—	—	(948)	(54)	359	(643)
Equity in losses from unconsolidated affiliates	—	—	(133)	(12)	—	(145)
Gain (loss) on foreign currency transactions	—	—	(26)	5	—	(21)
Other gain, net	—	—	14	5	—	19

Income (loss) before income taxes and equity in earnings from subsidiaries	359	—	(1,018)	855	—	196
Income tax benefit (expense)	(137)	—	397	(201)	—	59

Income (loss) before equity in earnings from subsidiaries	222	—	(621)	654	—	255
Equity in earnings from subsidiaries	31	—	652	—	(683)	—

Net income	253	—	31	654	(683)	255
Net income attributable to noncontrolling interests	—	—	—	(2)	—	(2)

Net income attributable to Hilton stockholders	$253	$—	$31	$652	$(683)	$253

Comprehensive income	$162	$—	$30	$561	$(592)	$161
Comprehensive loss attributable to noncontrolling interests	—	—	—	1	—	1

Comprehensive income attributable to Hilton stockholders	$162	$—	$30	$562	$(592)	$162

	Year Ended December 31, 2013
	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by operating activities	$—	$—	$1,574	$630	$(103)	$2,101

Investing Activities:
Capital expenditures for property and equipment	—	—	(23)	(231)	—	(254)
Acquisitions	—	—	—	(30)	—	(30)
Payments received on other financing receivables	—	—	4	1	—	5
Issuance of other financing receivables	—	—	(6)	(4)	—	(10)
Investments in affiliates	—	—	(4)	—	—	(4)
Distributions from unconsolidated affiliates	—	—	33	—	—	33
Contract acquisition costs	—	—	(14)	(30)	—	(44)
Software capitalization costs	—	—	(78)	—	—	(78)

Net cash used in investing activities	—	—	(88)	(294)	—	(382)

Financing Activities:
Net proceeds from issuance of common stock	1,243	—	—	—	—	1,243
Borrowings	—	9,062	—	5,026	—	14,088
Repayment of debt	—	(1,600)	(15,245)	(358)	—	(17,203)
Debt issuance costs	—	(123)	—	(57)	—	(180)
Change in restricted cash and cash equivalents	—	—	222	(29)	—	193
Intercompany transfers	(1,243)	(7,339)	13,324	(4,742)	—	—
Dividends paid to Guarantors	—	—	—	(103)	103	—
Distributions to noncontrolling interests	—	—	—	(4)	—	(4)

Net cash used in financing activities	—	—	(1,699)	(267)	103	(1,863)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(17)	—	(17)
Net increase (decrease) in cash and cash equivalents	—	—	(213)	52	—	(161)
Cash and cash equivalents, beginning of period	—	—	542	213	—	755

Cash and cash equivalents, end of period	$—	$—	$329	$265	$—	$594

	Year Ended December 31, 2012
	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by operating activities	$—	$—	$271	$853	$(14)	$1,110

Investing Activities:
Capital expenditures for property and equipment	—	—	(57)	(376)	—	(433)
Payments received on other financing receivables	—	—	5	3	—	8
Issuance of other financing receivables	—	—	(1)	(3)	—	(4)
Investments in affiliates	—	—	(3)	—	—	(3)
Distributions from unconsolidated affiliates	—	—	8	—	—	8
Contract acquisition costs	—	—	(28)	(3)	—	(31)
Software capitalization costs	—	—	(103)	—	—	(103)

Net cash used in investing activities	—	—	(179)	(379)	—	(558)

Financing Activities:
Borrowings	—	—	—	96	—	96
Repayment of debt	—	—	(735)	(119)	—	(854)
Change in restricted cash and cash equivalents	—	—	193	(6)	—	187
Intercompany transfers	—	—	449	(463)	14	—
Distributions to noncontrolling interests	—	—	—	(4)	—	(4)
Acquisition of noncontrolling interests	—	—	—	(1)	—	(1)

Net cash used in financing activities	—	—	(93)	(497)	14	(576)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(2)	—	(2)
Net decrease in cash and cash equivalents	—	—	(1)	(25)	—	(26)
Cash and cash equivalents, beginning of period	—	—	543	238	—	781

Cash and cash equivalents, end of period	$—	$—	$542	$213	$—	$755

	Year Ended December 31, 2011
	Parent	Subsidiary Issuers	Guarantors	Non- Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by operating activities	$—	$—	$359	$812	$(4)	$1,167

Investing Activities:
Capital expenditures for property and equipment	—	—	(43)	(346)	—	(389)
Acquisitions	—	—	—	(12)	—	(12)
Payments received on other financing receivables	—	—	6	1	—	7
Investments in affiliates	—	—	(11)	—	—	(11)
Distributions from unconsolidated affiliates	—	—	—	23	—	23
Proceeds from asset dispositions	—	—	65	—	—	65
Contract acquisition costs	—	—	(23)	(30)	—	(53)
Software capitalization costs	—	—	(93)	—	—	(93)

Net cash used in investing activities	—	—	(99)	(364)	—	(463)

Financing Activities:
Borrowings	—	—	24	16	—	40
Repayment of debt	—	—	(697)	(29)	—	(726)
Change in restricted cash and cash equivalents	—	—	(19)	(6)	—	(25)
Intercompany transfers	—	—	422	(426)	4	—
Distributions to noncontrolling interests	—	—	—	(3)	—	(3)

Net cash used in financing activities	—	—	(270)	(448)	4	(714)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	(5)	—	(5)
Net decrease in cash and cash equivalents	—	—	(10)	(5)	—	(15)
Cash and cash equivalents, beginning of period	—	—	553	243	—	796

Cash and cash equivalents, end of period	$—	$—	$543	$238	$—	$781